Loan ID	Seller Loan ID	Redaction ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	XXXX	25538	D	A	D	A	C	A	A	A	Closed	finding-3646	2026-03-02 07:22	2026-03-03 10:07	Resolved	1 - Information	C	A	Compliance	TRID	TRID Post-Consummation Event Validation Test	Resolved-Upon further review, finding resolved. - Due Diligence Vendor-03/03/2026 Open-****NEW****Received XXXX check, and PCCD missing evidence PCCD was supplied after closing. - Due Diligence Vendor-03/02/2026 Open-This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-03/02/2026		Resolved-Upon further review, finding resolved. - Due Diligence Vendor-03/03/2026	Qualifying DTI below maximum allowed - DTI is 29.96% and max allowed is 55% Required is 55 Borrower has 26.96 LTV is less than guideline maximum - LTV is 75% and max allowed is 80% Required is 80 Borrower has 75			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7867203
XXXX	XXXX	25538	D	A	D	A	C	A	A	A	Closed	finding-4001	2026-03-02 07:22	2026-03-03 10:07	Resolved	1 - Information	C	A	Compliance	ComplianceEase	TRID Disclosure Delivery Date Validation Test	Resolved-Upon further review, finding resolved. - Due Diligence Vendor-03/03/2026
Open-****NEW****Received XXXX check, and PCCD, missing evidence PCCD was supplied after closing. - Due Diligence Vendor-03/02/2026
Open-This loan failed the TRID disclosure delivery date validation test.The loan contains one of the following conditions:A revised loan estimate delivery date is before the initial loan estimate.A revised closing disclosure is before the initial closing disclosure.A closing disclosure delivery date is on or before a loan estimate delivery date.A post-consummation revised closing disclosure delivery date is on or before a closing disclosure delivery
																						date or loan estimate delivery date. - Due Diligence Vendor-03/02/2026		Resolved-Upon further review, finding resolved. - Due Diligence Vendor-03/03/2026	Qualifying DTI below maximum allowed - DTI is 29.96% and max allowed is 55% Required is 55 Borrower has 26.96 LTV is less than guideline maximum - LTV is 75% and max allowed is 80% Required is 80 Borrower has 75			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7867205
XXXX	XXXX	25538	D	A	D	A	C	A	A	A	Closed	finding-47	2026-02-17 11:00	2026-03-03 10:06	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test

Resolved-Upon further review, finding resolved. - Due Diligence Vendor-03/03/2026
Ready for Review------Received XXXX check and PCCD missing evidence PCCD was supplied after closing. Finding remains. - Due Diligence Vendor-03/02/2026
Ready for Review-Document Uploaded. PCCD and XXXX check attached reflecting ROR was successful. please clear condition - Seller-02/26/2026
Counter------Received XXXX RegChek verifying timing of Right of Recission.  Per documents in file, Right of Rescission ended midnight of XXXX.  Final CD XXXX Disbursement date XXXX is prior to this date.  Finding remains. - Due Diligence Vendor-02/26/2026 Ready for Review-Document Uploaded. loan docs were signed on XXXX (Sunday), the loan was treated as if it signed on Monday XXXX since Sunday is not included in TRID timing. the RTC shows the correct RTC date as XXXX. we funded on XXXX. please clear finding as this loan passes ROR requirements.  - Seller-02/24/2026 Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following
consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. -----
The Cancel of Date on the Right to Cancel doc is XXXX and is less than three days from the closing date of XXXX. Three days of Rescission was not provided to borrower.
Provide evidence that rescission was re-opened for a full three days. - Due Diligence Vendor-02/17/2026

																							Ready for Review-Document Uploaded. PCCD and XXXX check attached reflecting ROR was successful. please clear condition - Seller-02/26/2026 Ready for Review-Document Uploaded. loan docs were signed on XXXX (Sunday), the loan was treated as if it signed on Monday XXXX since Sunday is not included in TRID timing. the RTC shows the correct RTC date as XXXX. we funded on XXXX. please clear finding as this loan passes ROR requirements. - Seller-02/24/2026	Resolved-Upon further review, finding resolved. - Due Diligence Vendor-03/03/2026	Qualifying DTI below maximum allowed - DTI is 29.96% and max allowed is 55% Required is 55 Borrower has 26.96 LTV is less than guideline maximum - LTV is 75% and max allowed is 80% Required is 80 Borrower has 75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7654836
XXXX	XXXX	25538	D	A	D	A	C	A	A	A	Closed	FCRE1252	2026-02-18 10:13	2026-03-02 12:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Received documentation to support item was paid at close. - Due Diligence Vendor-03/02/2026

Ready for Review-Document Uploaded. attached is tax payoff as well as the disbursement ledger from the payoff. all match, please clear condition. - Seller-02/27/2026

Counter-Received preliminary title report.  Missing confirmation Sched B #9 has been removed.  (State Tax lien $3,324.49) - Due Diligence Vendor-02/25/2026

Ready for Review-Document Uploaded. Uploaded complete title report. Please clear finding. Thank you. Best, Douglas Smaldino - Seller-02/23/2026

																						Open-Title Document is Incomplete. Missing complete Title Commitment . (all pages required). - Due Diligence Vendor-02/18/2026	Ready for Review-Document Uploaded. attached is tax payoff as well as the disbursement ledger from the payoff. all match, please clear condition. - Seller-02/27/2026 Ready for Review-Document Uploaded. Uploaded complete title report. Please clear finding. Thank you. Best, XXXX - Seller-02/23/2026	Resolved-Received documentation to support item was paid at close. - Due Diligence Vendor-03/02/2026	Qualifying DTI below maximum allowed - DTI is 29.96% and max allowed is 55% Required is 55 Borrower has 26.96 LTV is less than guideline maximum - LTV is 75% and max allowed is 80% Required is 80 Borrower has 75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7676998
XXXX	XXXX	25538	D	A	D	A	C	A	A	A	Closed	FCOM1354	2026-02-17 10:37	2026-02-26 07:28	Resolved	1 - Information	C	A	Compliance	Disclosure	Right to Cancel Transaction Date is less than 3 business days prior to the Disclosure Cancel Date	Resolved------Received executed RTC with corrected dates. Finding resolved. - Due Diligence Vendor-02/26/2026
Ready for Review-Document Uploaded. ROR attached. please clear finding. - Seller-02/24/2026
Open-Right to Cancel Transaction Date is 'XXXX' but the Disclosure Cancel Date entered is 'XXXX'.  Please verify that the correct dates have been entered (Number of Business Days Difference is '2'). The Cancel of Date on the Right
to Cancel doc is XXXX and is less than three days from the closing date of XXXX. Three days of Rescission was not provided to
																						borrower. Provide evidence that rescission was re-opened for a full three days. - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. ROR attached. please clear finding. - Seller-02/24/2026	Resolved------Received executed RTC with corrected dates. Finding resolved. - Due Diligence Vendor-02/26/2026	Qualifying DTI below maximum allowed - DTI is 29.96% and max allowed is 55% Required is 55 Borrower has 26.96 LTV is less than guideline maximum - LTV is 75% and max allowed is 80% Required is 80 Borrower has 75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7653733
XXXX	XXXX	26568	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-03-17 11:27	2026-06-11 14:33	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan meets HPML requirements with full appraisal prior to closing and full escrows, loan is compliant - Due Diligence Vendor-06/11/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or
																						buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/17/2026		Resolved-Loan meets HPML requirements with full appraisal prior to closing and full escrows, loan is compliant - Due Diligence Vendor-06/11/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 21.44 Months Reserves exceed minimum required - 5 months available 3 required			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8154639
XXXX	XXXX	26568	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-03-17 12:11	2026-03-18 12:46	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence
Vendor-03/18/2026 Ready for Review-The Initial Closing Disclosure was e-signed on XXXX with an APR of 9.551%.
The Consummation CD was ink-signed on XXXX, with the final loan documents and shows an APR of 9.544%. The loan also passed the TRID/TILA timing on the ComplianceEase report found on pages 583 and 595, of the uploaded post-closing review package. The earliest closing date was XXXX. There are no TRID timing violations for the Closing
Disclosures. The e-signed Initial CD is located on pages 341-347, and the signed Consummation CD can be found on pages 420-424, of the uploaded review package.  - Seller-03/18/2026 Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person"
and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.
Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction.
-----CD XXXX is not signed and there is no evidence of when it was provided to borrower.  Statute of Limitations 3 years- Expiration date is
XXXX - Due Diligence Vendor-03/17/2026	Ready for Review-The Initial Closing Disclosure was e-signed on XXXX with an APR of 9.551%. The Consummation
CD was ink-signed on XXXX, with the final loan documents and shows an APR of 9.544%. The loan also passed the
TRID/TILA timing on the ComplianceEase report found on pages 583 and 595, of the uploaded post-closing review package. The earliest closing date was XXXX. There are no TRID timing violations for the Closing Disclosures. The
e-signed Initial CD is located on pages 341-347, and the signed Consummation CD can be found on pages 420-424, of the uploaded review package.  - Seller-03/18/2026
																								Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/18/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 21.44 Months Reserves exceed minimum required - 5 months available 3 required			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8156143
XXXX	XXXX	42288	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-03-25 09:31	2026-06-11 14:32	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan file meets HPML requirements, contains full appraisal prior to closing and escrows, loan is compliant - Due Diligence Vendor-06/11/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or
																						buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/25/2026		Resolved-Loan file meets HPML requirements, contains full appraisal prior to closing and escrows, loan is compliant - Due Diligence Vendor-06/11/2026	LTV is less than guideline maximum - Required is 90 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.08			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8310179
XXXX	XXXX	60581	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other